Condensed Statement of Changes Shareholder's Deficit - USD ($)		Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance at Jul. 31, 2025
Balance, shares at Jul. 31, 2025
Net loss				(43,751)		(43,751)
Class B ordinary shares issued to Sponsor (2)	[1]	$ 616	24,384		(25,000)
Class B ordinary shares issued to Sponsor, shares	[1]	6,160,715
Balance at Dec. 31, 2025		$ 616	24,384	(43,751)	(25,000)	(43,751)
Balance, shares at Dec. 31, 2025		6,160,715
Net loss				(60,065)		(60,065)
Balance at Mar. 31, 2026		$ 616	$ 24,384	$ (103,816)	$ (25,000)	$ (103,816)
Balance, shares at Mar. 31, 2026		6,160,715

[1]	Includes an aggregate of 803,572 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.